RELATED PARTY TRANSACTIONS AND BALANCES (Balances) (Details)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Outstanding amounts due from related parties:
Total	¥ 1,499,641,575		¥ 2,277,446,307
Other payables due to a related party:
Accounts payable due to related parties	2,255,968	$ 339,075	0
Other payables to Desun for leasing of land and buildings	8,628,855		7,528,551
Other payables due to Jiangxi Jinko Engineering for payments on behalf of the Company	2,926,146		68,505,022
Total	54,592,880	$ 8,205,384	60,541,490
JinkoSolar Power Engineering Group Limited [Member]
Other payables due to a related party:
Accounts payable due to related parties	52,346,648		60,541,490
Total	68,403,849		136,575,063
ReneSola Ltd. [Member]
Outstanding amounts due from related parties:
Advances to subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	0		661,788
Other payables due to a related party:
Accounts payable due to related parties	56,427		0
Gansu Heihe Hydropower Industrial Investment LLC [Member]
Outstanding amounts due from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	0		44,616
Jiangxi Jinko [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	79,116,516		62,352,655
Other Assets, Related Parties	135,381,660		173,375,586
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	1,018,777,595		1,414,039,443
Advances to subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	240,000,000		610,200,000
Executive Directors [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	39,249		68,106
Jiangxi Jinko Engineering For Miscellaneous [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	6,228,425		16,704,113
Sweihan Solar Holding Company [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	663,690		0
Sweihan PV Power Company P.S.J.C [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	12,915,049		0
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	6,519,391		0
Jinko-Tiansheng [Member]
Other payables due to a related party:
Accounts payable due to related parties	2,199,541		0
ReneSola [Member]
Other payables due to a related party:
Accounts payable due to related parties	¥ 2,246,232		¥ 0